Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Email:    sam.goldstein@LFG.com

VIA EDGAR

January 12, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:        Lincoln Variable Insurance Products Trust (“Registrant”)

     File Nos. 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the amended risk/return summary disclosure that was included in the Registrant’s Prospectuses dated December 15, 2020, relating to LVIP Delaware SMID Cap Core Fund and LVIP Delaware Value Fund, each a series of the Registrant, which was filed with the Securities and Exchange Commission via the EDGAR system on December 21, 2020 (SEC Accession No. 0001193125-20-322962).

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Vice President and Senior Counsel—Funds Management

cc:        Ronald A. Holinsky, Chief Legal Officer